OTHER FINANCIAL DATA - ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	$ (240)	$ (359)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	(35)	(31)
Accumulated Other Comprehensive Income (Loss), Unamortized Net Actuarial Gain (Loss), Net Of Tax	(102)	(100)
Accumulated Other Comprehensive Income (Loss), Unamortized Prior Service Credit (Cost), Net Of Tax	1	1
Accumulated Other Comprehensive Income (Loss), Net of Tax	(376)	(489)
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Income Tax Expense (Benefit)		(3)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes In Net Gain (Loss) From Cash Flow Hedges Effect, Income Tax Expense (Benefit)	(24)	(22)
Accumulated Other Comprehensive Income (Loss), Unamortized Net Actuarial Gain (Loss), Income Tax Expense (Benefit)	(70)	(68)
Accumulated Other Comprehensive Income (Loss), Unamortized Prior Service Credit (Cost), Income Tax Expense (Benefit)	1	1
Accumulated Other Comprehensive Income (Loss), Income Tax Expense (Benefit)	(93)	(92)
San Diego Gas and Electric Company and Subsidiary [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Unamortized Net Actuarial Gain (Loss), Net Of Tax	(12)	(11)
Accumulated Other Comprehensive Income (Loss), Unamortized Prior Service Credit (Cost), Net Of Tax	1	1
Accumulated Other Comprehensive Income (Loss), Net of Tax	(11)	(10)
Accumulated Other Comprehensive Income (Loss), Unamortized Net Actuarial Gain (Loss), Income Tax Expense (Benefit)	(8)	(8)
Accumulated Other Comprehensive Income (Loss), Unamortized Prior Service Credit (Cost), Income Tax Expense (Benefit)	1	1
Accumulated Other Comprehensive Income (Loss), Income Tax Expense (Benefit)	(7)	(7)
Southern California Gas Company [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	(15)	(16)
Accumulated Other Comprehensive Income (Loss), Unamortized Net Actuarial Gain (Loss), Net Of Tax	(4)	(6)
Accumulated Other Comprehensive Income (Loss), Unamortized Prior Service Credit (Cost), Net Of Tax	1	1
Accumulated Other Comprehensive Income (Loss), Net of Tax	(18)	(21)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes In Net Gain (Loss) From Cash Flow Hedges Effect, Income Tax Expense (Benefit)	(10)	(11)
Accumulated Other Comprehensive Income (Loss), Unamortized Net Actuarial Gain (Loss), Income Tax Expense (Benefit)	(1)	(4)
Accumulated Other Comprehensive Income (Loss), Income Tax Expense (Benefit)	$ (11)	$ (15)